Northern Lights Fund Trust

Altegris/AACA Real Estate Long Short Fund

Incorporated herein by reference is the definitive version of the supplement for Altegris/AACA Real Estate Long Short Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on January 10, 2014, (SEC Accession No. 0000910472-14-000094).